Securities	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Securities
Note 5. Securities
Securities

$ millions, as at	2024 Apr. 30	2023 Oct. 31
	Carrying amount
Securities measured and designated at FVOCI	$69,562	$61,331
Securities measured at amortized cost (1)	69,136	67,294
Securities mandatorily measured and designated at FVTPL	96,832	82,723
	$235,530	$211,348
(1)	There were no sales of securities measured at amortized cost during the quarter (October 31, 2023: a realized gain of nil).
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at					2024 Apr. 30					2023 Oct. 31
	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$11,704		$6	$(7)	$11,703	$10,890		$16	$(9)	$10,897
Other Canadian governments	15,448		34	(64)	15,418	13,526		33	(74)	13,485
U.S. Treasury and agencies	24,588		11	(163)	24,436	22,383		4	(223)	22,164
Other foreign governments	5,415		21	(8)	5,428	5,632		21	(14)	5,639
Mortgage-backed securities	2,835		3	(31)	2,807	1,021		–	(43)	978
Asset-backed securities	1,182		3	–	1,185	944		–	(6)	938
Corporate debt	7,987		3	(19)	7,971	6,691		1	(34)	6,658
	69,159		81	(292)	68,948	61,087		75	(403)	60,759
Corporate equity (2)	613		49	(48)	614	556		48	(32)	572
	$69,772		$130	$(340)	$69,562	$61,643		$123	$(435)	$61,331
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $20 million (October 31, 2023: $22 million).
(2)	Includes restricted stock.
Fair value of equity securities designated at FVOCI that were disposed of during the three months ended April 30, 2024 was nil (nil and $5 million for the three months ended January 31, 2024 and April 30, 2023, respectively) and nil for the six months ended April 30, 2024 (April 30, 2023: $5 million), at the time of disposal.
Net realized cumulative after-tax gains of nil for the three months ended April 30, 2024 ($1 million and $2 million for the three months ended January 31, 2024 and April 30, 2023, respectively) and $1 million for the six months ended April 30, 2024 (April 30, 2023: $2 million), were reclassified from AOCI to retained earnings, resulting from dispositions of equity securities designated at FVOCI and return on capital distributions from limited partnerships designated at FVOCI.
Dividend income recognized on equity securities designated at FVOCI that were still held as at April 30, 2024 was nil ($1 million and $2 million for the three months ended January 31, 2024 and April 30, 2023, respectively) and $1 million for the six months ended April 30, 2024 (April 30, 2023: $3 million). Dividend income recognized on equity securities designated at FVOCI that were disposed of as at April 30, 2024 was nil (nil and nil for the three months ended January 31, 2024 and April 30, 2023, respectively) and nil for the six months ended April 30, 2024 (April 30, 2023: nil).

Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI and amortized cost:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
2024	Debt securities measured at FVOCI and amortized cost
Apr. 30	Balance at beginning of period	$7	$20	$13	$40
	Provision for (reversal of) credit losses (2)	(1)	(1)	–	(2)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$6	$19	$13	$38
	Comprises:
	Debt securities measured at FVOCI	1	19	–	20
	Debt securities measured at amortized cost	5	–	13	18
2024	Debt securities measured at FVOCI and amortized cost
Jan. 31	Balance at beginning of period	$8	$20	$14	$42
	Provision for (reversal of) credit losses (2)	–	–	(1)	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	–	–	(1)
	Balance at end of period	$7	$20	$13	$40
	Comprises:
	Debt securities measured at FVOCI	1	20	–	21
	Debt securities measured at amortized cost	6	–	13	19
2023	Debt securities measured at FVOCI and amortized cost
Apr. 30	Balance at beginning of period	$6	$19	$12	$37
	Provision for credit losses (2)	2	–	3	5
	Write-offs	–	–	–	–
	Foreign exchange and other	–	1	–	1
	Balance at end of period	$8	$20	$15	$43
	Comprises:
	Debt securities measured at FVOCI	2	20	–	22
	Debt securities measured at amortized cost	6	–	15	21

$ millions, as at or for the six months ended
2024	Debt securities measured at FVOCI and amortized cost
Apr. 30	Balance at beginning of period	$8	$20	$14	$42
	Provision for (reversal of) credit losses (2)	(1)	(1)	(1)	(3)
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	–	–	(1)
	Balance at end of period	$6	$19	$13	$38
2023	Debt securities measured at FVOCI and amortized cost
Apr. 30	Balance at beginning of period	$7	$20	$12	$39
	Provision for credit losses (2)	2	–	3	5
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	–	–	(1)
	Balance at end of period	$8	$20	$15	$43
(1)	Includes stage 3 ECL allowance on originated credit-impaired amortized cost debt securities.
(2)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.